As filed with the Securities and Exchange Commission on March 18, 2014

1933 Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☒

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices:)

(800) 544-8347

(Area Code and Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of beneficial interest, without par value, of the Huntington VA Situs Fund, a series of the Huntington Funds. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended. It is proposed that this filing will become effective on April 17, 2014, pursuant to Rule 488 under the Securities Act of 1933.

As filed with the Securities and Exchange Commission on March 18, 2014

1933 Act File No. 033-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ☐ Post-Effective Amendment No.

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices)

(800) 544-8347

(Area Code and Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and address of Agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of beneficial interest, without par value, of the Huntington VA Situs Fund, a series of the Huntington Funds.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended. It is proposed that this filing will become effective on April 17, 2014, pursuant to Rule 488 under the Securities Act of 1933.

Acquisition of Assets and Liabilities of

HUNTINGTON VA MID CORP AMERICA FUND

a series of

The Huntington Funds

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 253-0412

By and in Exchange for Shares of

HUNTINGTON VA SITUS FUND

Also a series of

The Huntington Funds

PROSPECTUS/INFORMATION STATEMENT

Dated April 17, 2014

This document is a prospectus/information statement (“Prospectus/Information Statement”). This Prospectus/Information Statement is being furnished to shareholders of the Huntington VA Mid Corp America Fund (“Huntington VA Mid Corp America” or “Acquired Fund”), a series of the Huntington Funds (the “Trust”), in connection with the approval by the Board of Trustees of the Trust (collectively, the “Board” or the “Trustees”) of an Agreement and Plan of Reorganization, which provides for the transfer of all of the assets and liabilities of Huntington VA Mid Corp America to the Huntington VA Situs Fund (“Huntington VA Situs”) or “Acquiring Fund”), another series of the Trust.

You are receiving this Prospectus/Information Statement because, although you are not directly a shareholder of Huntington VA Mid Corp America, you are the owner of a variable life insurance or annuity contract (a “Contract”) issued by an insurance company and some or all of your contract value is invested, as provided by your contract, in Huntington VA Mid Corp America. For simplicity, the term “shareholder” refers to you. The term “shares” refers generally to your shares of beneficial interest in Huntington VA Mid Corp America. This Prospectus/Information Statement is being mailed or given to shareholders starting on or about April 17, 2014.

The Trust is organized as a Delaware statutory trust, and is not required to hold an annual meeting of its shareholders.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The Board has fixed the close of business on [    ], 2014 as the record date for determination of shareholders entitled to receive this Prospectus/Information Statement (“Record Date”). As of the Record Date, the number of shares outstanding for Huntington VA Mid Corp America was [            ] shares.

GENERAL

The Board has approved an Agreement and Plan of Reorganization (the “Reorganization Plan” or the “Plan”), a copy of which is attached as Exhibit A to this Prospectus/Information Statement, providing for the transfer of all of the assets of Huntington VA Mid Corp America to the Huntington VA Situs (such actions taken in accordance with the Reorganization Plan being the “Reorganization”). The transfer will involve (a) an exchange of your shares of Huntington VA Mid Corp America for shares of Huntington VA Situs, which would be distributed pro rata by Huntington VA Mid Corp America to the holders of its shares in complete liquidation of Huntington VA Mid Corp America, and (b) the assumption by Huntington VA Situs of all of the liabilities of Huntington VA Mid Corp America. The total value of your investment will not change as a result of the Reorganization. Immediately after the Reorganization, you will hold the number of full or fractional shares of Huntington VA Situs which have an aggregate net asset value equal to the aggregate net asset value of the shares of Huntington VA Mid Corp America that you held immediately before the Reorganization.

Huntington VA Mid Corp America and Huntington VA Situs (each, a “Fund,” and together, the “Funds”) are each a separate, diversified series of the Trust. The primary investment objectives of the Huntington VA Mid Corp America and Huntington VA Situs are substantially similar, as follows:

Portfolio	Investment Objective
Huntington VA Mid Corp America	Seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock.
Huntington VA Situs	Seek long-term capital appreciation.

This Prospectus/Information Statement explains concisely the information about Huntington VA Situs that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Huntington VA Mid Corp America:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington VA Mid Corp America, dated April 30, 2013, as supplemented

Statement of Additional Information of the Trust relating to Huntington VA Mid Corp America, dated April 30, 2013, as supplemented

Annual Report of the Trust relating to Huntington VA Mid Corp America for the year ended December 31, 2013

Copies are available upon request and without charge if you:

•    Visit www.huntingtonvafunds.com on the internet; or

•    Write to The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110; or

•    Call (800) 253-0412 toll-free.

Information about Huntington VA Situs:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington VA Situs, dated April 30, 2013, as supplemented

Statement of Additional Information of the Trust relating to Huntington VA Situs, dated April 30, 2013, as supplemented

Annual Report of the Trust relating to Huntington VA Situs for the year ended December 31, 2013

Copies are available upon request and without charge if you:

•    Visit www.huntingtonvafunds.com on the internet; or

•    Write to The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110; or

•    Call (800) 253-0412 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated April 17, 2014, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110; or • Call (800) 253-0412 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information contained in the Prospectuses of Huntington VA Mid Corp America and Huntington VA Situs, each dated April 30, 2013 (SEC File No. 811-5010) are incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated April 17, 2014, relating to this Prospectus/Information Statement and the Reorganization, which includes the Annual Reports of the Trust relating to Huntington VA Mid Corp America and Huntington VA Situs for the year ended December 31, 2013 (SEC File No. 811-5010), and pro forma financial information of the Trust relating to Huntington VA Situs for the twelve month period ended December 31, 2013, are each incorporated by reference into this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Huntington VA Situs:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Information relating to the Funds and the Form of Agreement and Plan of Reorganization which is attached to this Prospectus/Information Statement.

Overview: Reasons for The Reorganization

The Reorganization will combine two series of the Trust with similar investment objectives, Huntington VA Mid Corp America and Huntington VA Situs, into one and is designed to achieve operating efficiencies due to the spreading of fixed costs over a larger pool of assets in the surviving Fund. Each Fund serves as a funding vehicle for insurance contracts that are offered by Carey and Company, Hartford Life Insurance Company, Transamerica Life Insurance Company and Sun Life Assurance Company. The Board, including the Independent Trustees, unanimously approved the Reorganization Plan based on information requested by the Board and provided by Huntington Asset Advisors, Inc. (the “Advisor”). Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the similarity of investment objectives and relative performance of the Funds. Huntington VA Situs underperformed its benchmark for the one-year and since-inception periods ended December 31, 2013, and outperformed its benchmark for the five-year period ended December 31, 2013; whereas, Huntington VA Mid Corp America underperformed its benchmark for the one-, five- and ten-year periods ended December 31, 2013. Huntington VA Situs outperformed Huntington VA Mid Corp America for the three- and five-year periods ended December 31, 2013; Huntington VA Mid Corp America outperformed Huntington VA Situs for the one-year period ended December 31, 2013. The Trustees also considered the relative asset size of Huntington VA Mid Corp America, including the benefits of Huntington VA Mid Corp America joining Huntington VA Situs. Upon completion of the Reorganization, Huntington VA Situs may achieve operating efficiencies because it will have a greater level of assets. As of December 31, 2013, Huntington VA Mid Corp America and Huntington VA Situs’ total net assets were approximately $25,800,627 and $62,227,491, respectively. If the Reorganization is completed, Huntington VA Situs is expected to have total net assets of approximately $88,026,245. The Trustees also reasoned that the Reorganization would likely result in lower expenses for the Huntington VA Mid Corp America shareholders due to Huntington VA Situs having lower Total Annual Fund Operating Expenses, and the anticipated economies of scale achieved following the Reorganization.

Accordingly, in approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington VA Mid Corp America and its shareholders, and that the interests of the shareholders of Huntington VA Mid Corp America would not be diluted as a result of effecting the Reorganization.

Impact of the Reorganization on Huntington VA Mid Corp America Shareholders

It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits:

•

OPERATING EFFICIENCIES: Upon the reorganization of Huntington VA Mid Corp America into Huntington VA Situs, operating efficiencies may be achieved by Huntington VA Situs because it is expected to have a greater level of assets than is currently in either of the Funds. As of December 31, 2013, Huntington VA Mid Corp America had total net assets of approximately $25,800,627, while Huntington VA Situs had total net assets of approximately $62,227,491 as of that date.

•

COST CONSIDERATIONS: Following the Reorganization, the total annual operating expenses of Huntington VA Situs are expected to be lower than the total annual operating expenses of Huntington VA Mid Corp America. The Huntington VA Situs Fund’s total annual operating expenses may decrease compared to its pre-reorganization total annual operating expenses as a result of the anticipated increase in total net assets, whereby operating efficiencies may be achieved following the Reorganization. While no assurance can be provided, following the Reorganization, the total annual operating expenses of Huntington VA Situs may decrease over the long-term due to the spreading of fixed costs over a larger pool of assets so that shareholders of Huntington VA Situs may in the future benefit from lower expenses achieved through economies of scale.

The Reorganization will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganization. Huntington VA Situs will sell its shares on a continuous basis at net asset value only to insurance companies. Each insurance company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in Huntington VA Situs after the Reorganization. After the Reorganization, your Contract values will depend on the performance of Huntington VA Situs rather than on that of Huntington VA Mid Corp America.

The Reorganization will not affect your right to purchase and redeem shares, to change among insurance company’s separate account options, to annuitize, or to receive distributions as permitted by your Contract. After the Reorganization, you will be able under your current Contract to purchase additional shares of Huntington VA Situs. For more information, see “Purchases and Redemptions,” “Exchanges” and “Dividends and Distributions” below.

Although Huntington VA Mid Corp America and Huntington VA Situs have substantially similar investment objectives and similar principal investment strategies, some of the securities held by Huntington VA Mid Corp America may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of Huntington VA Situs. If such sales occur, the transaction costs will be borne by Huntington VA Mid Corp America. Such costs are ultimately borne by the Fund’s shareholders.

Summary of the Agreement and Plan of Reorganization

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the in-kind transfer of all of the assets of Huntington VA Mid Corp America to Huntington VA Situs in exchange for shares of Huntington VA Situs;

•	the assumption by Huntington VA Situs of all of the liabilities of Huntington VA Mid Corp America;

•	the liquidation of Huntington VA Mid Corp America by distribution of shares of Huntington VA Situs; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about June 23, 2014.

COMPARISON OF THE HUNTINGTON VA MID CORP AMERICA AND

HUNTINGTON VA SITUS FUNDS

Investment Objectives; Principal Investment Strategies and Risks

The investment objectives of Huntington VA Situs and Huntington VA Mid Corp America are substantially similar, as each Fund seeks a long-term capital appreciation. Although the principal investment strategies of the Funds are similar, there are some differences between the Funds. Huntington VA Situs normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. The Huntington VA Situs will invest at least 80% of its assets in equity securities and may also invest up to 20% in equity securities of foreign issuers. In managing Huntington VA Situs Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While Huntington VA Situs may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors. In contrast, Huntington VA Mid Corp America normally invests 80% of its assets in common stocks of mid-cap companies. The Advisor emphasizes mid-cap companies with what it believes are above-average growth potential or with temporarily depressed prices. Huntington VA Mid Corp America also invests at least 80% of its assets in investments in the United States of America and at least 80% of its assets in investments in mid-cap companies.

For detailed information about the principal investment strategies and risks of Huntington VA Situs, as well as each of its investment limitations and restrictions, see the current Prospectus and Statement of Additional Information for Huntington VA Situs, which is incorporated herein by reference.

The following summarizes a comparison of the Funds with respect to their principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to each respective Fund.

	Huntington VA Mid Corp America	Huntington VA Situs
Investment Objective	Seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock.	Seek long-term capital appreciation.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s MidCap 400 Index (“S&P 400”). As of May 31, 2012, the companies in the RMCI had a total market capitalization range of approximately $1.4 billion to $17.4 billion. As of April 10, 2013, the companies in the S&P 400 had a total market capitalization range of approximately $340 million to $15.4 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with what it believes are above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor typically uses in selecting individual securities include, but are not limited to, fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

The Fund normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”), will be investment-grade at the time of investment. If a security has not received a rating from an NRSRO, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities.

The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.

Principal Risks

An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of either Fund will be positive or that either Fund will meet its investment objective. The following discussion highlights the principal risks associated with investment in each of the Funds. The risks of the Funds are similar because the Funds have substantially similar investment objectives and similar principal investment strategies.

Huntington VA Situs and Huntington VA Mid Corp America

Each of the Funds has the following risks:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Huntington VA Situs

Huntington VA Situs Fund has the following additional risks:

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Fees and Expenses

The Reorganization is expected to result in an overall decrease in annual fund operating expenses. The investment management fee charged by the Advisor for Huntington VA Situs is equal to the investment management fee charged for Huntington VA Mid Corp America and the fee rates to be charged by the various service providers to Huntington VA Situs are the same or lower than the fee rates charged to Huntington VA Mid Corp America. In addition, shareholders may benefit from overall lower expenses in the Huntington VA Situs Fund. More detailed information about the annual fund operating expenses for the each Fund is set forth in the Prospectus.

The following tables show the various sales charges, fees and expenses that you may pay for buying, holding and redeeming shares of each Fund. The Huntington VA Situs Pro Forma table below reflects what expenses are anticipated to be, based upon the Reorganization having taken place on June 23, 2014.

THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Huntington VA Mid Corp America

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses*	0.37%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses(1)	0.97%

(1)

Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Huntington VA Situs

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses*	0.34%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	0.94%

Huntington VA Situs (Pro Forma)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses*	0.35%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses(1)	0.95%

(1)

Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

*	Includes Administration fees, Custodian fees, Transfer agent fees, Trustee fees, Pricing fees, Audit fees, Legal fees, Printing fees, Insurance fees, Chief Compliance Officer fees and Miscellaneous fees.

The tables below show examples that are intended to help you compare the cost of investing in the Funds and Huntington VA Situs Pro Forma, assuming the Reorganization takes place. The examples assume that you invest $10,000 in the Funds for the one, three, five and ten year periods as indicated. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same for the Huntington VA Mid Corp America, Huntington VA Situs and Huntington VA Situs pro forma. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

THE EXAMPLES DO NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Examples of Fund Expenses

	One Year	Three Years	Five Years	Ten Years
Huntington VA Mid Corp America	$99	$309	$536	$1,190
Huntington VA Situs	$96	$300	$520	$1,155
Huntington VA Situs (Pro Forma)	$97	$303	$525	$1,166

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Funds’ portfolio turnover rates were 26% and 4% of the average value of the portfolios of Huntington VA Situs and Huntington VA Mid Corp America, respectively.

Performance Records

The following charts show the past performance record of each Fund. Past performance is not an indication of future results. The Funds may also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Huntington VA Mid Corp America

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table (for the year ended December 31)

Best Quarter	Q3 2009	17.56%
Worst Quarter	Q4 2008	–26.53%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/13, to those of Standard & Poor’s MidCap 400 Index (“S&P 400 MC”) and the Lipper Mid Cap Core Average (“LMCC”). The S&P 400 MC is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-cap range sector of the U.S. stock market. LMCC figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

Average Annual Total Return Table

(for the period ended December 31, 2013)

	1 Year	5 Years	10 Years
Huntington VA Mid Corp America	32.34%	19.44%	8.61%
Standard & Poor’s MidCap 400 Index	33.50%	21.89%	10.36%
Lipper Mid Cap Core Average	35.05%	20.68%	9.14%

Huntington VA Situs

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table (for the year ended December 31)

Best Quarter	Q2 2009	19.85%
Worst Quarter	Q4 2008	–25.87%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/13, to those of the Standard & Poor’s Small Cap 600 Index (“S&P 600”) and the Standard & Poor’s Midcap 400 Index (“S&P 400”). The S&P 600 is a capitalization-weighted index representing all major industries in the small-cap range of the U.S. stock market. The S&P 400 is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-range of the U.S. stock market.

Average Annual Total Return Table

(for the period ended December 31, 2013)

	1 Year	5 Years	Since Inception (5/3/04)
Huntington VA Situs	31.92%	22.53%	10.65%
Standard & Poor’s Small Cap 600 Index	41.31%	21.37%	10.73%
Standard & Poor’s MidCap 400 Index	33.50%	21.89%	10.55%

For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information for Huntington VA Situs. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Huntington VA Situs is also contained in management’s discussion of Huntington VA Situs’ performance which appears in the most recent Annual Report of the Trust relating to Huntington VA Situs.

Management of the Funds

Investment Advisor

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

Huntington Asset Advisors, Inc., (the “Advisor”), is a separate, wholly owned subsidiary of Huntington National Bank (“Huntington Bank”), and is the investment advisor to the Huntington Funds. As of December 31, 2013, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank, 41 South High Street, Columbus, Ohio 43215, is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2013, Huntington Bank had assets of over $59 billion.

As compensation for its investment advisory services, each Fund pays the Advisor 0.60% of the average daily net assets of each Fund.

Portfolio Managers

B. Randolph Bateman and Christopher M. Rowane are jointly and primarily responsible for the day-to-day management of Huntington VA Mid Corp America, while Mr. Bateman is also primarily responsible for the day-to-day management of Huntington VA Situs.

B. Randolph Bateman has served as Co-Portfolio Manager of Huntington VA Mid Corp America since 2013 and as Portfolio Manager of Huntington VA Situs since 2004. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Christopher M. Rowane has served as Co-Portfolio Manager for Huntington VA Mid Corp America since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree and M.B.A. from Gannon University.

For more detailed information about the portfolio managers, including each portfolio manager’s principal occupation for the past five years, compensation information and other accounts managed, see the Prospectus and Statement of Additional Information for each Fund.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

At a meeting held on January 30, 2014, the Board, including the Independent Trustees, unanimously approved the Reorganization Plan based on information requested by the Board and provided by the Advisor. In approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington VA Mid Corp America and its shareholders, and that the interests of the shareholders of Huntington VA Mid Corp America would not be diluted as a result of effecting the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the relative asset size of Huntington VA Mid Corp America, including the benefits of Huntington VA Mid Corp America joining Huntington VA Situs.

The Trustees reviewed the historical performance record of each Fund and also noted that the Huntington VA Situs outperformed Huntington VA Mid Corp America for the three- and five-year periods ended December 31, 2013; Huntington VA Mid Corp America outperformed Huntington VA Situs for the one-year period ended December 31, 2013. Huntington VA Situs underperformed its benchmark for the one-year and since-inception periods ended December 31, 2013, and outperformed its benchmark for the five-year period ended December 31, 2013; whereas, Huntington VA Mid Corp America underperformed its benchmark for the one-, five- and ten-year periods ended December 31, 2013.

Upon completion of the Reorganization, Huntington VA Situs may achieve operating efficiencies because it will have a greater level of assets. As of December 31, 2013, Huntington VA Mid Corp America had total net assets of approximately $25,800,627, while Huntington VA Situs had total net assets of approximately $62,227,491, as of that date. If the Reorganization is completed, Huntington VA Situs is expected to have total net assets of approximately

$88,026,245. The Trustees considered the substantially similar investment objectives, similar investment strategies and relative performance of the Funds. The Trustees also reasoned that the Reorganization would likely result in lower expenses to the Huntington VA Mid Corp America shareholders due to Huntington VA Situs having lower Total Annual Fund Operating Expenses.

In addition, the Trustees considered, among other things:

•	the fact that Huntington VA Mid Corp America has lacked the necessary assets to operate cost-effectively;

•	the fact that the Funds have substantially similar investment objectives and similar principal investment strategies and restrictions, and Huntington VA Situs will be managed by the same Advisor;

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•

the expense ratios, fees and expenses of Huntington VA Mid Corp America and the fact that the anticipated expense ratios after fee waivers, fees and expenses of Huntington VA Situs will be lower than that of the Huntington VA Mid Corp America;

•	the investment objective and policies of each Fund;

•	the composition of each Fund’s portfolio;

•	the differences in the risks of each Fund;

•

the fact that Huntington VA Situs has better performance than Huntington VA Mid Corp America over the three- and five-year periods ended December 31, 2013, although Huntington VA Mid Corp America outperformed over the one-year period ended December 31, 2013;

•	the potential benefits to shareholders, including operating efficiencies that may be achieved from the Reorganization;

•	the fact that both Funds are classified as Mid-Cap Core by Lipper;

•	the fact that Huntington VA Situs will assume all of the liabilities of Huntington VA Mid Corp America;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Huntington VA Mid Corp America, including the ability to redeem their shares.

During their consideration of the Reorganization, the Independent Trustees of the Trust discussed with counsel to the Independent Trustees the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Huntington VA Mid Corp America and its shareholders. Consequently, they approved the Plan on behalf of the shareholders of Huntington VA Mid Corp America.

The Trustees of the Trust have also approved the Plan on behalf of Huntington VA Situs.

Agreement and Plan of Reorganization

Below is a summary of the important terms of the Reorganization Plan. This summary is qualified in its entirety by reference to the Reorganization Plan itself, a form of which is set forth in Exhibit A to this Prospectus/Information Statement, and which we encourage you to read in its entirety.

The Reorganization is expected to take effect on or before June 23, 2014 (the “Closing Date”), although that date may be adjusted in accordance with the Reorganization Plan.

General Information

The Reorganization Plan provides that all of the assets of Huntington VA Mid Corp America will be acquired by Huntington VA Situs in exchange for shares of Huntington VA Situs and the assumption by Huntington VA Situs of all of the liabilities of Huntington VA Mid Corp America on or about June 23, 2014 or such other date as may be agreed upon by the parties (the “Closing Date”).

On or prior to the Closing Date, Huntington VA Mid Corp America will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s record holders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the Fund’s net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of Huntington VA Situs to be received by shareholders of Huntington VA Mid Corp America will be determined by multiplying the number of outstanding full and fractional shares of each class of Huntington VA

Mid Corp America by a factor which shall be computed by dividing the net asset value (“NAV”) per share of Huntington VA Mid Corp America by the NAV per share of the corresponding class of shares of Huntington VA Situs. These computations will take place as of the Valuation Time. The NAV per share of Huntington VA Situs and Huntington VA Mid Corp America will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

Immediately thereafter, Huntington VA Mid Corp America will liquidate and distribute the shares received from Huntington VA Situs to its shareholders. This will be accomplished by opening an account on the books of Huntington VA Situs in the name of each shareholder of record of Huntington VA Mid Corp America and transferring Huntington VA Situs shares to each such account in complete liquidation of Huntington VA Mid Corp America. Each account will represent the pro rata number of full and fractional shares of Huntington VA Situs due to the respective Huntington VA Mid Corp America shareholders. All issued and outstanding shares of Huntington VA Mid Corp America will be canceled. The shares of Huntington VA Situs to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Huntington VA Mid Corp America will be terminated as a series of the Trust.

Until the Closing Date, shareholders of Huntington VA Mid Corp America will continue to be able to redeem their shares at the NAV per share next determined after receipt by Huntington VA Mid Corp America’s transfer agent of a redemption request in proper form. After the Reorganization, all of the issued and outstanding shares of Huntington VA Mid Corp America will be canceled on the books of Huntington VA Mid Corp America, and the share transfer books of Huntington VA Mid Corp America will be permanently closed. If the Reorganization is consummated, shareholders will be free to redeem the shares of Huntington VA Situs that they receive in the transaction at their then-current NAV. Shareholders of Huntington VA Mid Corp America may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of Huntington VA Situs following the Reorganization.

Other Provisions

The Reorganization is subject to a number of conditions set forth in the Reorganization Plan. Certain of these conditions may be waived by the Board of Trustees. The significant conditions include receipt by the Board and the Trust of an opinion of counsel as to certain federal income tax aspects of the Reorganization. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board of Trustees.

In the proposed Reorganization, shareholders of Huntington VA Mid Corp America will receive shares of Huntington VA Situs and will be able to purchase, redeem and exchange shares and receive distributions the same way as they currently do with respect to their shares of Huntington VA Mid Corp America.

Prior to or at the completion of the Reorganization, Huntington VA Mid Corp America and Huntington VA Situs will have each received an opinion from the law firm of Sullivan & Worcester LLP that, while not entirely free from doubt, the reorganization will qualify as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is believed that no gain or loss generally will be recognized by Huntington VA Mid Corp America or Huntington VA Situs or their respective shareholders. See “Federal Income Tax Consequences” for more information on the federal tax consequences of the Reorganization.

At a meeting held on January 30, 2014, the Board approved the Reorganization Plan, finding that the Reorganization is in the best interests of Huntington VA Mid Corp America and its shareholders.

Purchases and Redemptions

Each Fund has the same purchase and redemption procedures. You may purchase shares only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund shares are not offered directly to the public. You may redeem shares only through participating insurance companies.

For more information, see the section “Shareholder Guide” in the respective Fund prospectus.

Exchanges

Each Fund has the same exchange policy. Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

Dividends and Distributions

The Funds have the same dividend distribution policy. Each Fund declares and pays dividends on investment income, if any, monthly. Each Fund distributes its capital gains at least annually. All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the Fund, unless election is made on behalf of a participating insurance company to receive some or all of a dividend or distribution in cash. See the respective Funds’ prospectuses for further information concerning dividends and distributions.

Fiscal Year

Huntington VA Mid Corp America and Huntington VA Situs currently operate on a fiscal year ending December 31. Following the Reorganization, Huntington VA Mid Corp America will assume the financial history of Huntington VA Situs and continue to operate on a fiscal year ending December 31 of each year.

Expenses of the Reorganization

The expenses associated with the transactions contemplated by the Reorganization Plan shall be borne by the Funds. The expenses of the reorganization are estimated to be $16,800, and will be allocated to each Fund on a pro-rata basis.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code. No gain or loss will be recognized as a consequence of the Reorganization by Huntington VA Mid Corp America (except to the extent that such assets consist of contracts described in Section 1256 of the Code), nor will a gain or loss be recognized by the shareholders of Huntington VA Mid Corp America as a result of Huntington VA Situs’s distribution of its corresponding Fund shares to such shareholders in exchange for such shareholder’s Huntington VA Mid Corp America Fund shares. In addition, a shareholder’s tax basis for shares held in Huntington VA Mid Corp America will carry over to the shares of Huntington VA Situs acquired in the Reorganization, and the holding period for shares held as a capital asset also will carry over to Huntington VA Situs shares received in the Reorganization. As a condition to the closing of the proposed Reorganization, each of the Trust and the Acquiring Fund shall have received a legal opinion from Sullivan & Worcester LLP to the effect that, while the matter is not entirely free from doubt, the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences. That opinion will be based upon certain assumptions and conditions and on the representations set forth in the Reorganization Plan (and, if such counsel requests, in separate letters from the Trust and the Acquiring Fund) being true and complete at the time of the Closing Date and the Reorganization’s being consummated in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved).

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Huntington VA Mid Corp America would recognize gain or loss on the transfer of its assets to Huntington VA Situs and each shareholder of Huntington VA Mid Corp America would recognize a gain or loss equal to the difference between its tax basis in the shares of Huntington VA Mid Corp America and the fair market value of the shares of Huntington VA Situs it receives. However, because the separate accounts that hold the Fund shares do not pay any taxes, no tax liability would result from any such gain and no tax benefit would result from any such loss.

Immediately prior to the Closing Date, Huntington VA Mid Corp America shall have declared and paid a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing Date, and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

You should consult your tax adviser regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, you should also consult your tax adviser as to state and local tax consequences, if any, of the Reorganization.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of December 31, 2013, and the capitalization of Huntington VA Situs on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately .9539 shares of Huntington VA Situs for each share of Huntington VA Mid Corp America.

Capitalization of Huntington VA Mid Corp America, Huntington VA Situs and

Huntington VA Situs (Pro Forma)

	Huntington VA Mid Corp America	Huntington VA Situs	Adjustments		Huntington VA Situs Pro Forma (After Reorganization)
Net Assets	$25,800,627	$62,227,491	$(1,873	)(1)	$88,026,245
Total Net Assets	$25,800,627	$62,227,491	$(1,873	)(1)	$88,026,245
Net Asset Value Per Share	$22.85	$23.95			$23.95
Shares Outstanding	1,129,298	2,598,170	(52,050)		3,675,418
Total Shares Outstanding	1,129,298	2,598,170	(52,050)		3,675,418

(1)	Reflects estimated merger expenses of $16,800 and an adjustment to prepaid expenses of $14,927. The resulting net effect is $(1,873).

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Tax Information

No discussion is included here as to the federal income tax consequences at the shareholder level because the separate accounts are the only Record Holders of the Funds’ Shares. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Insurance Companies and Their Affiliates

Neither Fund is sold directly to the general public but instead each Fund is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Fund and the Advisor. As a result of these affiliations, the insurance companies may benefit more from offering a Fund as an investment option in the Contracts than offering other unaffiliated portfolios. The Funds and their related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Funds over unaffiliated funds and these payments may be factors that the insurance companies consider in including the Funds as an underling investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Distribution of Shares

Certain of the Funds of the Trust sell shares to the separate accounts of insurance companies as a funding vehicle for the Contracts offered by the insurance companies. Expenses of Huntington VA Situs are passed through to the insurance company’s separate accounts and are ultimately borne by Contract owners. In addition, other fees and expenses are assessed by the insurance company at the separate account level. (The insurance company Contract Prospectus describes all fees and charges relating to a Contract.) Huntington VA Situs may also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Unified Financial Securities, Inc. (“UFS”) serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank. The address of UFS is 2960 North Meridian Street, Suite 300, Indianapolis, Indiana, 46208. UFS distributes the Contracts, and Huntington VA Situs’s shares underlying such Contracts, directly and through broker-dealers, banks or other financial intermediaries.

In connection with the Reorganization, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which Huntington VA Situs serves as an investment vehicle. More detailed descriptions of the classes of shares and the distribution arrangements applicable to each class of shares are contained in the Prospectus and Statement of Additional Information relating to Huntington VA Situs.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Huntington VA Mid Corp America and Huntington VA Situs are series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act. The Trust was reorganized as a Delaware statutory trust in June 2006, and is governed by its Declaration of Trust and By-Laws, as amended, its Board of Trustees, and applicable Delaware and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Huntington VA Mid Corp America and Huntington VA Situs and 31 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of Huntington VA Mid Corp America and Huntington VA Situs, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of the Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

The Declaration of Trust of the Trust provides that no Trustee or officer shall be liable to the Trust or to any shareholder, Trustee, officer, employee or agent of the Trust for any action or failure to act except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Declaration of Trust provides that present and former Trustees or officers are generally entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Funds unless, in the case of any liability to the Funds or their shareholders, such Trustee or officer is liable by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, its Bylaws and Delaware and federal law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Bylaws and Delaware and federal law directly for more complete information.

Shareholder Information

As of December 31, 2013 the total number of shares of Huntington VA Mid Corp America outstanding was as follows:

Number of Shares
Total	1,129,298

As of December 31, 2013, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Huntington VA Mid Corp America.

As of December 31, 2013, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Huntington VA Situs.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of Huntington VA Mid Corp America and Huntington VA Situs as of [    ], 2014, were as follows:

Huntington VA Mid Corp America

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Huntington VA Situs

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Financial Statements and Experts

The Annual Report of the Trust relating to Huntington VA Mid Corp America, for the year ended as of December 31, 2013, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

The Annual Report of the Trust relating to Huntington VA Situs, for the year ended as of December 31, 2013, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

Legal Matters

Certain legal matters concerning the issuance of shares of Huntington VA Situs will be passed upon by Sullivan & Worcester LLP, counsel to the Trust.

Additional Information

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

March 18, 2014

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

HUNTINGTON VA MID CORP AMERICA FUND

a series of

The Huntington Funds

2960 N. Meridian Street

Indianapolis, IN 46208

(800) 253-0412

BY AND IN EXCHANGE FOR SHARES OF

HUNTINGTON VA SITUS FUND

another series of

The Huntington Funds

This Statement of Additional Information, dated April 17, 2014, relating specifically to the proposed transfer of the assets and liabilities of Huntington VA Mid Corp America Fund (“Huntington VA Mid Corp America”), a series of the Huntington Funds (the “Trust”) to Huntington VA Situs Fund (“Huntington VA Situs”), another series of the Trust, in exchange for Shares of beneficial interest, no par value, of Huntington VA Situs (to be issued to holders of shares of Huntington VA Mid Corp America), consists of the information set forth below pertaining to Huntington VA Mid Corp America and Huntington VA Situs and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the Trust relating to Huntington VA Mid Corp America and Huntington VA Situs, dated April 30, 2013; and

(2)	Annual Report of the Trust relating to Huntington VA Mid Corp America and Huntington VA Situs for the year ended December 31, 2013.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Huntington VA Mid Corp America and Huntington VA Situs dated April 17, 2014. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Pro Forma Combined Portfolios of Investments

As of December 31, 2013

	Huntington VA Mid Corp America Fund		Huntington VA Situs Fund		Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks — 96.3%
Consumer Discretionary — 11.3%
Advance Auto Parts, Inc.	1,210	133,923	—	—	1,210	$133,923
Bob Evans Farms, Inc.	4,420	223,608	—	—	4,420	223,608
BorgWarner, Inc.	7,800	436,098	—	—	7,800	436,098
Cabela’s, Inc., Class A *	—	—	41,500	2,766,390	41,500	2,766,390
D.R. Horton, Inc.	6,340	141,509	—	—	6,340	141,509
EZCORP, Inc., Class A *	—	—	1,200	14,028	1,200	14,028
Garmin Ltd. (a)	—	—	2,000	92,440	2,000	92,440
Haldex AB	—	—	4,800	44,781	4,800	44,781
Honda Motor Co. Ltd. ADR	—	—	2,000	82,700	2,000	82,700
Iconix Brand Group, Inc. *	6,960	276,312	—	—	6,960	276,312
Kohl’s Corp.	4,530	257,078	—	—	4,530	257,078
Nordstrom, Inc.	7,568	467,702	—	—	7,568	467,702
Papa John’s International, Inc.	—	—	5,000	227,000	5,000	227,000
PetMed Express, Inc.	—	—	10,000	166,300	10,000	166,300
PetSmart, Inc.	4,320	314,280	—	—	4,320	314,280
Rent-A-Center, Inc.	—	—	2,000	66,680	2,000	66,680
Ross Stores, Inc.	5,390	403,873	—	—	5,390	403,873
Sonic Corp. *	—	—	30,000	605,700	30,000	605,700
Television Broadcasts Ltd.	—	—	13,000	86,926	13,000	86,926
Tempur Sealy International, Inc. *	—	—	10,000	539,600	10,000	539,600
Tractor Supply Co.	—	—	26,000	2,017,080	26,000	2,017,080
Urban Outfitters, Inc. *	—	—	15,000	556,500	15,000	556,500

		2,654,383		7,266,125		9,920,508

Consumer Staples — 3.7%
Church & Dwight Co., Inc.	4,800	318,144	—	—	4,800	318,144
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	—	—	10,000	446,700	10,000	446,700
Constellation Brands, Inc., Class A *	4,470	314,599	—	—	4,470	314,599
Darling International, Inc. *	—	—	10,700	223,416	10,700	223,416
Dr. Pepper Snapple Group, Inc.	8,000	389,760	—	—	8,000	389,760
Fresh Del Monte Produce, Inc.	—	—	15,100	427,330	15,100	427,330
Kerry Group PLC	—	—	3,500	243,173	3,500	243,173
Sanderson Farms, Inc.	—	—	12,000	867,960	12,000	867,960

		1,022,503		2,208,579		3,231,082

Energy — 5.1%
Atwood Oceanics, Inc. *	—	—	3,000	160,170	3,000	160,170
CARBO Ceramics, Inc. (a)	—	—	18,000	2,097,540	18,000	2,097,540
Denbury Resources, Inc. *	—	—	7,000	115,010	7,000	115,010
Dril-Quip, Inc. *	—	—	700	76,951	700	76,951
Halcon Resources Corp. (a) *	—	—	9,660	37,288	9,660	37,288
Helmerich & Payne, Inc.	5,580	469,166	—	—	5,580	469,166
Matrix Service Co. *	—	—	1,000	24,470	1,000	24,470
Murphy Oil Corp.	5,000	324,400	—	—	5,000	324,400
Noble Energy, Inc.	5,928	403,756	—	—	5,928	403,756
Oceaneering International, Inc.	5,930	467,758	—	—	5,930	467,758
SM Energy Co.	—	—	5,000	415,550	5,000	415,550

		1,665,080		2,926,979		4,592,059

Financials — 14.1%
Arch Capital Group Ltd. *	—	—	17,750	1,059,497	17,750	1,059,497
Brown & Brown, Inc.	14,540	456,411	—	—	14,540	456,411
Community Bank System, Inc.	4,740	188,083	—	—	4,740	188,083
Cullen/Frost Bankers, Inc. (a)	4,740	352,798	29,000	2,158,470	33,740	2,511,268
Discover Financial Services	8,850	495,157	—	—	8,850	495,157
Evercore Partners, Inc.	—	—	25,000	1,494,500	25,000	1,494,500
First Financial Holdings, Inc.	—	—	5,000	332,550	5,000	332,550
First Niagara Financial Group, Inc.	25,620	272,084	—	—	25,620	272,084
FNB Corp.	—	—	2,000	25,240	2,000	25,240
International Bancshares Corp.	—	—	20,000	527,800	20,000	527,800
Invesco Ltd.	3,800	138,320	—	—	3,800	138,320
Janus Capital Group, Inc. (a)	—	—	35,000	432,950	35,000	432,950
Jones Lang LaSalle, Inc.	1,700	174,063	—	—	1,700	174,063
Montpelier Re Holdings Ltd.	5,500	160,050	—	—	5,500	160,050
Principal Financial Group, Inc.	7,940	391,521	—	—	7,940	391,521
Prosperity Bancshares, Inc.	5,930	375,903	—	—	5,930	375,903
Raymond James Financial, Inc.	—	—	35,000	1,826,650	35,000	1,826,650
Simmons First National Corp.	—	—	3,000	111,450	3,000	111,450
T. Rowe Price Group, Inc.	1,950	163,352	—	—	1,950	163,352
Torchmark Corp.	7,960	622,074	—	—	7,960	622,074
Umpqua Holdings Corp. (a)	—	—	10,000	191,400	10,000	191,400
Unum Group	13,128	460,530	—	—	13,128	460,530

		4,250,346		8,160,507		12,410,853

Health Care — 9.7%
Abaxis, Inc. *	—	—	10,000	400,200	10,000	400,200
AmerisourceBergen Corp.	9,920	697,475	—	—	9,920	697,475
AmSurg Corp. *	—	—	30,000	1,377,600	30,000	1,377,600
Arena Pharmaceuticals, Inc. (a) *	—	—	40,000	234,000	40,000	234,000
Bio-Rad Laboratories, Inc., Class A *	—	—	650	80,346	650	80,346
Cepheid, Inc. (a) *	6,930	323,770	—	—	6,930	323,770
Cerner Corp. *	—	—	35,100	1,956,474	35,100	1,956,474
Computer Programs & Systems, Inc.	2,440	150,816	—	—	2,440	150,816
Edwards LifeSciences Corp. *	—	—	14,000	920,640	14,000	920,640
Kindred Healthcare, Inc.	—	—	3,000	59,220	3,000	59,220
Merit Medical Systems, Inc. *	—	—	5,000	78,700	5,000	78,700
Mylan, Inc. *	13,720	595,448	—	—	13,720	595,448
Myriad Genetics, Inc. (a) *	—	—	32,000	671,360	32,000	671,360
Neogen Corp. *	—	—	450	20,565	450	20,565
Osiris Therapeutics, Inc. (a) *	—	—	7,000	112,560	7,000	112,560
PharMerica Corp. *	—	—	1	22	1	22
Quest Diagnostics, Inc.	2,800	149,912	—	—	2,800	149,912
St. Jude Medical, Inc.	9,410	582,949	—	—	9,410	582,949
Stada Arzneimittel AG	—	—	1,900	93,909	1,900	93,909

		2,500,370		6,005,596		8,505,966

Industrials — 16.1%
Allegiant Travel Co.	—	—	5,000	527,200	5,000	527,200
Alliant Techsystems, Inc.	1,775	215,982	—	—	1,775	215,982
Babcock & Wilcox Co./The	10,180	348,054	—	—	10,180	348,054
BE Aerospace, Inc. *	—	—	5,000	435,150	5,000	435,150
Cargotec Oyj	—	—	2,000	74,541	2,000	74,541
Concentric AB	—	—	4,800	54,296	4,800	54,296
Elbit Systems Ltd.	2,800	170,044	—	—	2,800	170,044
EnPro Industries, Inc. *	—	—	15,000	864,750	15,000	864,750
Flowserve Corp.	—	—	25,700	2,025,931	25,700	2,025,931
HALMA PLC *	—	—	26,424	264,087	26,424	264,087
Harsco Corp.	—	—	20,000	560,600	20,000	560,600
Jacobs Engineering Group, Inc. *	11,140	701,709	—	—	11,140	701,709
John Bean Technologies Corp.	9,300	272,769	—	—	9,300	272,769
Kennametal, Inc.	10,318	537,258	—	—	10,318	537,258
Kone Oyj	—	—	8,400	379,060	8,400	379,060
Lindsay Corp. (a)	—	—	17,000	1,406,750	17,000	1,406,750
Mine Safety Appliances Co.	—	—	2,000	102,420	2,000	102,420
Old Dominion Freight Line, Inc. *	—	—	3,000	159,060	3,000	159,060
Quanta Services, Inc. *	—	—	10,000	315,600	10,000	315,600
Rockwell Automation, Inc.	3,020	356,843	—	—	3,020	356,843
Rollins, Inc.	11,170	338,339	—	—	11,170	338,339
Ryder System, Inc.	3,700	272,986	1,000	73,780	4,700	346,766
Sato Corp.	—	—	3,500	79,277	3,500	79,277
Stericycle, Inc. *	2,010	233,502	—	—	2,010	233,502
Timken Co.	9,540	525,368	—	—	9,540	525,368
Trinity Industries, Inc.	—	—	30,000	1,635,600	30,000	1,635,600
UniFirst Corp.	1,700	181,900	—	—	1,700	181,900
Watts Water Technologies, Inc., Class A	—	—	15,000	928,050	15,000	928,050
Werner Enterprises, Inc. (a)	—	—	5,000	123,650	5,000	123,650

		4,154,754		10,009,802		14,164,556

Information Technology — 22.1%
3D Systems Corp. (a) *	—	—	20,000	1,858,600	20,000	1,858,600
ACI Worldwide, Inc. *	—	—	13,000	845,000	13,000	845,000
Anixter International, Inc. (b)	—	—	18,000	1,617,120	18,000	1,617,120
Cardtronics, Inc. *	—	—	20,000	869,000	20,000	869,000
Citrix Systems, Inc. *	7,110	449,708	—	—	7,110	449,708
CTS Corp.	9,300	185,163	—	—	9,300	185,163
Diodes, Inc. *	—	—	25,000	589,000	25,000	589,000
Exlservice Holdings, Inc. *	—	—	3,000	82,860	3,000	82,860
Fidelity National Information Services, Inc.	5,705	306,244	—	—	5,705	306,244
Fiserv, Inc. *	5,000	295,250	—	—	5,000	295,250
FleetCor Technologies, Inc. *	1,810	212,078	—	—	1,810	212,078
FLIR Systems, Inc.	12,482	375,708	—	—	12,482	375,708
Furuno Electric Co. Ltd.	—	—	14,800	103,591	14,800	103,591
Geospace Technologies Corp. (a) *	—	—	38,500	3,650,955	38,500	3,650,955
Harris Corp.	5,700	397,917	—	—	5,700	397,917
j2 Global, Inc. (a)	4,830	241,548	—	—	4,830	241,548
Jabil Circuit, Inc.	—	—	45,000	784,800	45,000	784,800
Methode Electronics, Inc.	—	—	20,000	683,800	20,000	683,800
NCR Corp. *	5,348	182,153	—	—	5,348	182,153
NetApp, Inc.	3,100	127,534	—	—	3,100	127,534
NVIDIA Corp.	8,600	137,772	—	—	8,600	137,772
Red Hat, Inc. *	—	—	17,000	952,680	17,000	952,680
ScanSource, Inc. *	—	—	8,000	339,440	8,000	339,440
Seagate Technology PLC	4,700	263,952	—	—	4,700	263,952
Synopsys, Inc. *	9,300	377,301	—	—	9,300	377,301
Syntel, Inc.	3,600	327,420	—	—	3,600	327,420
Teradata Corp. *	8,768	398,856	—	—	8,768	398,856
Trimble Navigation Ltd. (b) *	—	—	44,500	1,544,150	44,500	1,544,150
TriQuint Semiconductor, Inc. *	—	—	20,000	166,800	20,000	166,800
Tyler Technologies, Inc. *	—	—	10,500	1,072,365	10,500	1,072,365

		4,278,604		15,160,161		19,438,765

Materials — 10.1%
Albemarle Corp.	5,950	377,171	9,000	570,510	14,950	947,681
Eagle Materials, Inc.	—	—	20,500	1,587,315	20,500	1,587,315
Eastman Chemical Co.	—	—	10,000	807,000	10,000	807,000
FMC Corp.	9,400	709,324	—	—	9,400	709,324
Olin Corp. (a)	11,580	334,083	—	—	11,580	334,083
Owens-Illinois, Inc. *	—	—	9,000	322,020	9,000	322,020
Quaker Chemical Corp.	—	—	20,000	1,541,400	20,000	1,541,400
Royal Gold, Inc.	5,130	236,339	—	—	5,130	236,339
Scotts Miracle-Gro Co./The, Class A (a)	—	—	10,800	671,976	10,800	671,976
Sociedad Quimica y Minera de Chile SA ADR (a)	—	—	800	20,704	800	20,704
Sonoco Products Co.	3,500	146,020	—	—	3,500	146,020
Terra Nitrogen Co. LP (a)	—	—	5,000	705,500	5,000	705,500
Texas Industries, Inc. (b) *	—	—	10,000	687,800	10,000	687,800
United States Lime & Minerals, Inc. *	—	—	2,500	152,925	2,500	152,925

		1,802,937		7,067,150		8,870,087

Real Estate Investment Trusts — 2.2%
Camden Property Trust	—	—	3,500	199,080	3,500	199,080
CBL & Associates Properties, Inc.	—	—	1,064	19,109	1,064	19,109
EPR Properties (a)	4,660	229,086	—	—	4,660	229,086
Equity One, Inc. (a)	—	—	8,500	190,740	8,500	190,740
Highwoods Properties, Inc.	3,870	139,978	—	—	3,870	139,978
Home Properties, Inc.	2,100	112,602	—	—	2,100	112,602
Medical Properties Trust, Inc.	18,200	222,404	—	—	18,200	222,404
Mid-America Apartment Communities, Inc.	2,300	139,702	—	—	2,300	139,702
PS Business Parks, Inc.	2,940	224,675	—	—	2,940	224,675
Rayonier, Inc.	4,000	168,400	—	—	4,000	168,400
Sovran Self Storage, Inc.	3,140	204,634	—	—	3,140	204,634
Weingarten Realty Investors (a)	—	—	5,000	137,100	5,000	137,100

		1,441,481		546,029		1,987,510

Telecommunication Services — 0.3%
General Communication, Inc., Class A *	—	—	15,000	167,250	15,000	167,250
TELUS Corp. (a)	3,100	106,764	—	—	3,100	106,764

		106,764		167,250		274,014

Utilities — 1.6%
AGL Resources, Inc.	—	—	1,000	47,230	1,000	47,230
CMS Energy Corp.	11,140	298,218	—	—	11,140	298,218
Hawaiian Electric Industries, Inc. (a)	—	—	5,000	130,300	5,000	130,300
Portland General Electric Co.	5,900	178,180	10,000	302,000	15,900	480,180
UGI Corp.	—	—	7,500	310,950	7,500	310,950
Xcel Energy, Inc.	4,560	127,406	—	—	4,560	127,406

		603,804		790,480		1,394,284

Total Common Stocks		24,481,026		60,308,658		84,789,684

Exchange-Traded Funds — 0.2%
iShares China Large-Cap ETF	—	—	3,500	134,225	3,500	134,225

Total Exchange-Traded Funds		—		134,225		134,225

Cash Equivalents — 4.5%
Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d)	1,335,531	1,335,531	2,628,213	2,628,213	3,963,744	3,963,744

Total Cash Equivalents		1,335,531		2,628,213		3,963,744

Short-Term Securities Held as Collateral for Securities Lending — 14.8%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	1,261,114	1,261,114	11,799,361	11,799,361	13,060,475	13,060,475

Total Short-Term Securities Held as Collateral for Securities Lending		1,261,114		11,799,361		13,060,475

Total Investments — 115.8%		27,077,671		74,870,457		101,948,128

Total Investments at Cost		16,256,149		52,193,052		68,449,201

Liabilities in Excess of Other Assets — (15.8)%		(1,277,044)		(12,642,966)		(13,921,883	)(e)

Net Assets — 100.0%		$25,800,627		$62,227,491		$88,026,245

(a)	All or part of this security was on loan as of December 31, 2013.
(b)	All or part of this security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of December 31, 2013.
(e)	Reflects estimated net merger expenses and reduction of duplicative expenses of $1,873.
*	Non-income producing security.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Pro Forma Combined Schedule of Written Options

As of December 31, 2013

	Huntington VA Mid Corp America Fund		Huntington VA Situs Fund		Pro Forma Combined
	Contracts	Value	Contracts	Value	Contracts	Value
Anixter International, Inc., Call @ $85, Expiring February 2014	—	$—	100	$66,000	100	$66,000
Trimble Navigation Ltd., Call @ $30, Expiring February 2014	—	—	200	100,000	200	100,000
Texas Industries, Inc., Call @ $60, Expiring January 2014	—	—	25	22,375	25	22,375
Texas Industries, Inc., Call @ $65, Expiring January 2014	—	—	25	11,500	25	11,500

Total Written Options		$0		$199,875		$199,875

PART C. OTHER INFORMATION

Item 15	Indemnification

(1)

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant’s Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16	Exhibits

(1)

1	Conformed copy of Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

2	Conformed copy of Amendment No. 1 to Agreement and Declaration of trust of the Registrant, dated April 27, 2006;	(9)

(2)

1	Copy of By-Laws of the Registrant, dated April 27, 2006;	(9)

(3)	Not applicable

(4)

1	Form of Agreement and Plan of Reorganization is filed herewith	(+ )

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference

(6)

1	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

2	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

3	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

4	Conformed Copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

5	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

6	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

7	Conformed copy of Letter Agreement dated June 23, 2006, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(10)

8	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

9	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

10	Conformed copy of Letter Agreement dated January 24, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

11	Conformed copy of Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc. (terminated);	(9)

12	Conformed copy of Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement between Registrant and Huntington Asset Advisors, Inc.;	(11)

13	Conformed copy of Letter Agreement dated October 29, 2008 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

14	Conformed copy of Letter Agreement dated January 29, 2009 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

15	Conformed copy of Exhibit A to the Investment Advisory Agreement by and between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of October 21, 2008;	(15)

16	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc.;	(15)

17	Conformed copy of Letter Agreement dated April 27, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(17)

18	Conformed copy of Letter Agreement dated June 15, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund;	(17)

19	Conformed copy of Letter Agreement dated July 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;	(17)

20	Conformed copy of Letter Agreement dated December 28, 2009 to Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Global Select Markets Fund;	(19)

21	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of December 28, 2009;	(19)

22	Amendment to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund;	(22)

23	Amendment to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

24	Investment Subadvisory Agreement dated July 21, 2011 between Huntington Asset Advisors, Inc. and Haberer Registered Investment Advisor, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

25	Amendment to the Investment Advisory Agreement dated May 25, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(24)

26	Amendment to the Investment Advisory Agreement dated June 22, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Longer Duration Fixed Income Fund;	(25)

27	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc.;	(26)

28	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc.;	(26)

29	Amendment to the Investment Advisory Agreement dated August 19, 2013, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington Retail Funds – filed on Form 497 dated September 4, 2013;

30	Amendment to the Investment Advisory Agreement dated August 19, 2013, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington Retail Funds – filed on Form 497 dated September 4, 2013;

31	Amendment to the Investment Advisory Agreement dated August 19, 2013, between the Registrant and Huntington Asset Advisors, Inc. on behalf of the Huntington VA Funds – filed on Form 497 dated September 4, 2013;

(7)

1	Conformed copy of Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

2	Conformed copy of Amendment to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

3	Conformed copy of Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

4	Conformed copy of Amended and Restated Amendment #1 to Exhibit A to the Distributor’s Contract between Registrant and Edgewood Services, Inc.;	(11)

5	Conformed copy of Exhibit B to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

6	Conformed copy of Amendment #1 to Exhibit B dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

7	Conformed copy of Exhibit C to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

8	Conformed copy of Amendment #1 to Exhibit C dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

9	Conformed copy of Exhibit D to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

10	Conformed copy of Amended and Restated Exhibit E dated August 31, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(12)

11	Form of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009;	(15)

12	Conformed copy of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibits A and B;	(17)

13	Conformed copy of Amended and Restated Exhibit A to the Distribution Agreement, dated December 28, 2009;	(17)

14	Amendment to Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibit A, relating to the Huntington World Income Fund;	(22)

15	Amendment to Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibit A, relating to the Huntington Disciplined Equity Fund;	(23)

16	Amendment to the Distribution Agreement dated May 25, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Income Generation Fund;	(24)

17	Amendment to the Distribution Agreement dated June 22, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Longer Duration Fixed Income Fund;	(25)

18	Amended Distribution Agreement dated August 31, 2012, including Exhibits A and B, between the Registrant and Unified Financial Securities, Inc.	(26)

19	Amended Distribution Agreement dated August 19, 2013, including Exhibits A and B, between the Registrant and Unified Financial Securities, Inc. – filed on Form 497 dated September 4, 2013;

(8)	Not applicable

(9)

1	Conformed copy of Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

2	Conformed copy of Schedule A to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

3	Conformed copy of Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

4	Conformed copy of Amendment to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

5	Conformed copy of Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

6	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

7	Copy of Schedule I to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

8	Conformed copy of Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

9	Conformed copy of Schedule I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

10	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

11	Copy of Schedule III to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

12	Conformed copy of Appendix I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

13	Conformed copy of Sub-Custody Agreement between the Registrant, The Huntington National Bank and PFPC Trust Company dated June 23, 2006;	(10)

14	Conformed copy of Custodian Agreement dated June 26, 2006 between Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum;	(11)

15	Conformed copies of Schedules A and B to the Custodian Agreement between the Registrant and Huntington National Bank, dated October 21, 2008;	(15)

16	Conformed copy of Securities Lending Customer Agreement between the Registrant and PFPC Trust Company, dated September 19, 2007;	(15)

17	Form of Global Sub-Custodian Agreement between The Huntington National Bank and Brown Brothers Harriman & Co.;	(15)

18	Conformed copy of Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

19	Conformed copy of Appendix B Amended & Restated as of July 29, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

20	Conformed copy of Appendix B Amended & Restated as of December 28, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(19)

21	Amendment to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington World Income Fund;	(22)

22	Amendment to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington Disciplined Equity Fund;	(23)

23	Amended and Restated Custodian Agreement dated May 26, 2009, as amended August 31, 2012, between the Registrant and The Huntington National Bank	(29)

24	Amendment to Custodian Agreement dated November 8, 2012, between the Registrant and The Huntington National Bank	(29)

25	Revised Amendment to Custodian Agreement dated November 8, 2012, between the Registrant and The Huntington National Bank	(29)

26	Revised Amendment to Custodian Agreement effective June 1, 2013, between the Registrant and The Huntington National Bank – filed on Form 497 dated September 4, 2013;

(10)

1	Copy of the Distribution Plan of the Registrant, dated June 23, 2006	(9)

2	Copy of Exhibit A to Distribution Plan of the Registrant, dated June 23, 2006;	(9)

3	Copy of the Amended and Restated Exhibit 1 to Exhibit A to Registrant’s Distribution Plan;	(11)

4	Copy of Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(15)

5	Copy of Exhibit A to Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(17)

6	Copy of Exhibit A to Distribution Plan of the Registrant, amended and restated as of December 28, 2009;	(19)

7	Amendment to the Distribution Plan of the Registrant, regarding the Huntington World Income Fund;	(22)

8	Amendment to the Distribution Plan of the Registrant, regarding the Huntington Disciplined Equity Fund;	(23)

9	Amended and Restated Distribution Plan of the Registrant dated August 31, 2012;	(24)

10	Amended and Restated Distribution Plan of the Registrant dated August 19, 2013 – filed on Form 497 dated September 4, 2013;

(11)	Not applicable

(12)

1	Opinions of Sullivan & Worcester, LLP, as to certain tax consequences- to be filed	()

(13)

1	Conformed copy of Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

2	Conformed copy of Amended and Restated Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated April 23, 2008, between the Registrant and Unified Funds Services, Inc.;	(14)

3	Copy of Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

4	Copy of Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

5	Copy of Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

6	Conformed copy of Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

7	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

8	Conformed copy of Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

9	Conformed copy of First Amendment, dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

10	Conformed copy of Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank, dated June 23, 2006;	(9)

11	Conformed copy of Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank, dated June 23, 2006;	(9)

12	Conformed copy of Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

13	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, dated September 11, 2007, to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

14	Conformed copy of Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

15	Conformed copy of First Amendment, dated June 29, 2007, to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

16	Conformed copy of Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(9)

17	Conformed copy of Exhibit A, Amended and Restated as of August 31, 2007, dated September 11, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(12)

18	Conformed copy of Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

19	Conformed copy of Amendment #1 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

20	Conformed copy of Amendment #2 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

21	Conformed copy of Amendment #3 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

22	Conformed copy of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(10)

23	Conformed copy of Schedule A dated June 23, 2006 to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

24	Form of Amended and Restated Amendment #1 to Schedule B dated June 23, 2006 and revised August 31, 2007, to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

25	Copy of Schedule C to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

26	Form of Fund Participation Agreement among Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E;	(10)

27	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006;	(10)

28	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated January 1, 2008;	(12)

29	Conformed copy of Registrant’s Shareholder Services Plan dated February 13, 2007;	(11)

30	Conformed copy of Exhibit A dated September 10, 2008 to Registrant’s Shareholder Services Plan;	(14)

31	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

32	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

33	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

34	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

35	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

36	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated December 1, 2006;	(11)

37	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

38	Conformed copy of Consultant Agreement between Huntington Asset Advisors, Inc. and Laffer Investments, Inc. dated September 1, 2008;	(14)

39	Conformed copy of Schedule A to the Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.), dated October 21, 2008;	(15)

40	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee William H. Zimmer III, dated October 21, 2008;	(15)

41	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Thomas Westerfield, dated October 21, 2008	(15)

42	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Mark Shary, dated October 21, 2008;	(15)

43	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Tadd Seitz, dated October 21, 2008;	(15)

44	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee B. Randolph Bateman, dated October 21, 2008;	(15)

45	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee David Schoedinger, dated October 21, 2008;	(15)

46	Conformed copy of Amended and Restated Administrative Services Agreement between the Registrant and The Huntington National Bank, dated December 1, 2008;	(15)

47	Form of Mutual Fund Services Agreement, Fund Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009;	(15)

48	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.);	(15)

49	Conformed copy of Amended and Restated Exhibit #2 to Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated May 1, 2008;	(15)

50	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and the Registrant (Amended and Restated as of October 21, 2008);	(15)

51	Conformed copy of Amendment No. 2 to Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated November 1, 2008;	(15)

52	Form of Shareholder Services Agreement of the Registrant (including Amended and Restated Amendment #1 to Exhibit A);	(15)

53	Conformed copy of Second Amended and Restated Exhibit A to The Huntington Funds Shareholder Services Plan, dated September 17, 2008;	(15)

54	Conformed copy of Mutual Fund Services Agreement for Sub-Administration Services between Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009, including Exhibit A and Exhibit B;	(17)

55	Conformed copy of Amended and Restated Exhibit A (dated April 1, 2009) to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(17)

56	Conformed copy of Amendment dated May 7, 2009, to Amended and Restated Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(17)

57	Conformed copy of Fund Participation Agreement between Nationwide Financial Services, Inc. and Unified Financial Securities, Inc. as distributor of the Funds, dated April 21, 2009, including Exhibits A through D	(17)

58	Form of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Unified Financial Securities, Inc. and Hartford Life Insurance Company, dated April 1, 2009, including Schedules A through C;	(17)

59	Conformed copy of Exhibit A, Amended & Restated as of July 29, 2009, to Mutual Fund Services Agreement, Transfer Agency Services dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(17)

60	Conformed copy of Indemnification Agreement between Registrant and Trustee Alistair Jessiman, dated January 29, 2010;	(19)

61	Conformed copy of Exhibit A to the Shareholder Services Plan of The Huntington Funds, amended and restated as of December 28, 2009;	(19)

62	Copy of Exhibit A to the Shareholder Services Agreement of the Registrant, amended and restated as of December 28, 2009;	(19)

63	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Fund Sub-Administration Services, dated December 28, 2009;	(19)

64	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and The Huntington Funds, amended and restated as of December 28, 2009;	(19)

65	Conformed copy of Exhibit A to the Administrative Services Agreement, amended and restated as of December 28, 2009;	(19)

66	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc., relating to the Huntington World Income Fund;	(22)

67	Amendment to Administrative Services Agreement, Exhibit A, dated June 23, 2006, between the registrant and Huntington National Bank, relating to the Huntington World Income Fund;	(22)

68	Amendment to the Shareholder Services Agreement, regarding the Huntington World Income Fund;	(22)

69	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

70	Amendment to Administrative Services Agreement, Exhibit A, dated June 23, 2006, between the registrant and Huntington National Bank, relating to the Huntington Disciplined Equity Fund;	(23)

71	Amendment to the Shareholder Services Agreement, regarding the Huntington Disciplined Equity Fund;	(23)

72	Conformed copy of Exhibit A, Amended and Restated as of July 5, 2010, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(23)

73	Expense Limitation Agreement dated August 31, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(24)

74	Expense Limitation Agreement dated September 28, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund;	(25)

75	Expense Limitation Agreement dated November 30, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund;	(26)

76	Expense Limitation Agreement dated February 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington US Treasury Money Market Fund;	(27)

77	Expense Limitation Agreement dated February 15, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Real Strategies Fund;	(27)

78	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Balanced Allocation Fund;	(27)

79	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Conservative Allocation Fund;	(27)

80	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Allocation Fund;	(27)

81	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Global Select Markets Fund;	(27)

82	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Balanced Fund;	(27)

83	Amended and Restated Administrative Services Agreement dated June 23, 2006, as amended August 31, 2012, between the Registrant and The Huntington National Bank;	(29)

84	Amendment to Mutual Fund Services Agreement for Transfer Agency Services dated August 31, 2012, between the Registrant and Huntington Asset Services, Inc.;	(29)

85	Administrative Services Agreement dated December 1, 2012, between the Registrant and Huntington Asset Services, Inc;	(29)

86	Expense Limitation Agreement dated April 24, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Fund;	(29)

87	Expense Limitation Agreement dated November 22, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund;	(32)

88	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund;	(32)

89	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund;	(32)

90	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(32)

91	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Real Strategies Fund;	(32)

92	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Situs Fund;	(32)

93	Expense Limitation Agreement dated December 13, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund;	(32)

94	Expense Limitation Agreement dated February 28, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(34)

95	Expense Limitation Agreement dated February 28, 2014, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund;	(34)

96	Amendment No. 4 dated May 1, 2013, to the Participation Agreement between the Registrant, Unified Financial Securities, Inc., Huntington Asset Advisors, Inc., Transamerica Financial Life Insurance Company and Transamerica Life Insurance Company – filed on Form 497 dated September 4, 2013;

97	Amendment to Mutual Fund Services Agreement for Transfer Agency Services dated August 19, 2013, between the Registrant and Huntington Asset Services, Inc. – filed on Form 497 dated September 4, 2013;

98	Amendment to Exhibit A dated August 19, 2013 to the Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank – filed on Form 497 dated September 4, 2013;

(14)
1	Consent of Ernst & Young, LLP, is filed herewith.	(+)

(15)	Not applicable

(16)

1	Powers of Attorney of the Board of Trustees of The Huntington Funds, is filed herewith.	(+)

(17)	Not applicable

(+)	Exhibit is being filed electronically with registration statement.

ALL RESPONSES, UNLESS OTHERWISE INDICATED, ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-11905 and 811-5010.)

1	PEA No. 20 filed April 26, 1996.

2	PEA No. 38 filed February 21, 2002.

3	PEA No. 26 filed April 30, 1998.

4	PEA No. 43 filed February 2, 2004.

5	PEA No. 44 filed February 23, 2004.

6	PEA No. 45 filed April 29, 2004.

7	PEA No. 47 filed April 29, 2005.

8	PEA No. 48 filed April 28, 2006.

9	PEA No. 50 filed August 24, 2006.

10	PEA No. 51 filed February 8, 2007.

11	PEA No. 52 filed April 30, 2007.

12	PEA No. 56 filed April 14, 2008.

13	PEA No. 57 filed April 29, 2008.

14	PEA No. 63 filed October 21, 2008.

15	PEA No. 64 filed April 29, 2009.

16	PEA No. 65 filed May 15, 2009.

17	PEA No. 66 filed October 14, 2009.

18	PEA No. 67 filed February 24, 2010.

19	PEA No. 68 filed April 30, 2010.

20	PEA No. 69 filed February 14, 2011.

21	PEA No. 71 filed April 15, 2011.

22	PEA No. 72 filed May 2, 2011.

23	PEA No. 76 filed July 28, 2011.

24	PEA No. 84 filed June 1, 2012.

25	PEA No. 85 filed July 6, 2012.

26	PEA No. 86 filed August 15, 2012.

27	PEA No. 88 filed February 28, 2013.

28	PEA No. 90 filed April 16, 2013.

29	PEA No. 91 filed April 30, 2013.

30	PEA No. 94 filed October 15, 2013.

31	PEA No. 95 filed October 15, 2013.

32	PEA No. 96 filed December 12, 2013.

33	PEA No. 97 filed December 12, 2013.

34	PEA No. 100 filed February 27, 2014.

Item 17	Undertakings:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No.              to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.              to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis.

THE HUNTINGTON FUNDS

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date(s) indicated:

*By:	/s/ Jay S. Fitton	March 18, 2014
	Jay S. Fitton, Attorney in Fact for the Persons Listed Below	Date

	/s/ Joseph L. Rezabek	March 18, 2014
	Joseph L. Rezabek, President	Date

	/s/ R. Jeffrey Young	March 18, 2014
	R. Jeffrey Young, Principal Executive Officer	Date

	/s/ Martin R. Dean	March 18, 2014
	Anti-Money Laundering Officer and	Date
Chief Compliance Officer

	/s/ Bryan W. Ashmus	March 18, 2014
	Bryan W. Ashmus, Treasurer and	Date
Principal Financial Officer

	*	March 18, 2014
	David S. Schoedinger, Trustee	Date

	*	March 18, 2014
	Thomas J. Westerfield, Trustee	Date

	*	March 18, 2014
	Mark D. Shary, Trustee	Date

	*	March 18, 2014
	William H. Zimmer, Trustee	Date

	*	March 18, 2014
Eddie R. Munson, Trustee

*	By Power of Attorney

Exhibit Index

Exhibit	Item

(4) 1	Form of Agreement and Plan of Reorganization

(14) 1	Consent of Ernst & Young, LLP

(16) 1	Powers of Attorney of the Board of Trustees of The Huntington Funds